UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 94,602	$ (6,629)
Adjustments to reconcile net loss to net cash provided by operating activities:
Deferred income tax benefit	0	0
Amortization of operating lease right-of-use asset	356	162
Debt forgiven by related party	(24,953)	0
Change in operating assets and liabilities:
Accounts receivable	(86,513)	540,914
Prepaid expense	1,500	0
Lease security deposit	(114)	(103)
Due from related party	54,137	0
Advances from customers	(29,070)	0
Accounts payable	(779)	(325,062)
Income taxes payable	11,972	939
Operating lease liabilities	(356)	(162)
Accrued liabilities and other payables	89,040	6,941
Net cash provided by operating activities	109,822	217,000
Cash flows from financing activities:
Proceeds received from private offerings	433,213	0
Subscription receivable collected	0	50,000
Capital contribution received	0	65,650
Working capital advance from related party	0	61,490
Repayment of working capital advance from related party	0	(296,884)
Operating expenses directly paid by stockholders	0	47,360
Payments of Shenzhen China rent by related parties	0	9,079
Net cash (used in) provided by financing activities	433,213	(63,305)
Net increase in cash	543,035	153,695
Cash, beginning	256,342	21,237
Cash, ending	799,377	174,932
Cash paid during the period for:
Interest	0	0
Income taxes	0	0
Non-Cash Activities:
Initial recognition of right-of-use assets and lease liabilities	0	8,704
Early termination of right-of-use assets and lease liabilities	6,080	0
Conversion of liabilities to common stock	445,109	0
Conversion of preferred stock to common stock	$ 800	$ 0